OTHER INCOME (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER INCOME

	For the six months ended	For the six months ended
	September 30, 2025	September 30, 2024
	HK$	HK$
	(Unaudited)	(Unaudited)

Bank interest income	154	453
Imputed interest income	2,166	2,045
Reversal of trade payables	20,000	-
Insurance claims	-	336,867

Total	22,320	339,365